Notes to the Statements of Comprehensive Loss (Details) - Schedule of selling and marketing expenses - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Selling And Marketing Expenses [Abstract]
Share-based payment	[1]		₪ 1,456	₪ 2,044
Salary and related expenses		1,062	437
Others		529	538	355
Total		₪ 1,591	₪ 2,431	₪ 2,399

[1]	On August 8, 2019, the Company signed a service agreement with a certain service provider (the “Service Provider”), under which the service provider was required to render advertising services over a period of time and at a monetary value of a defined volume and regarding various issues over a period of 15 months, commencing from October 1, 2019 through December 31, 2020 (the “Agreement”, the “Services” and the “Service Period”, respectively). In return for the Services, the Company undertook, inter alia, to allot to the service provider at the earlier of the end of the utilization by the Company of the Services or at the end of the Service Period shares of the Company which will constitute 6.5% of the issued and outstanding shares of the Company, on a fully diluted basis as was outstanding on April 1, 2019. The estimated fair value of the Services amounted to NIS 3,500. The Company recognized share-based payment expenses regarding an equity interest settled transaction upon the actual receipt of the Services. Accordingly, advertising expenses were recorded proportionately, whereby they reflect an outline in which the Company made use of the advertising budget agreed upon as part of the Agreement.